Regulatory Capital Information	12 Months Ended
Dec. 31, 2025
Regulatory Capital Information [Abstract]
Regulatory Capital Information	41 — Regulatory capital information
General definitions
The calculation of Deutsche Bank’s own funds incorporates the capital requirements following the “Regulation (EU) No
575/2013 on prudential requirements for credit institutions” (CRR) and the “Directive 2013/36/EU on access to the activity of credit institutions and the prudential supervision of credit institutions” (CRD), which have been further amended with subsequent Regulations and Directives. The CRD has been implemented into German law. The information in this section as well as in the section “Development of risk-weighted assets” is based on the regulatory principles of consolidation.
This section refers to the capital adequacy of the group of entities consolidated for banking regulatory purposes pursuant to the CRR and the German Banking Act (“Kreditwesengesetz” or “KWG”), which does not include insurance companies and companies outside the finance sector.
The total own funds pursuant to the effective regulations as of year-end 2025 comprises Tier 1 and Tier 2 capital. Tier 1 capital is subdivided into Common Equity Tier 1 capital and Additional Tier 1 capital.
CET 1 capital consists primarily of common share capital (net of own holdings) including related share premium accounts, retained earnings (including losses for the financial year, if any) and accumulated other comprehensive income, subject to prudential filters and regulatory adjustments as well as minority interests qualifying for inclusion in consolidated CET 1 capital. Prudential filters for CET 1 capital, according to Articles 32 to 35 CRR, include securitization gains on sale, cash flow hedges and changes in the value of own liabilities, and additional value adjustments. CET 1 capital regulatory adjustments for instance includes intangible assets (exceeding their prudential value), temporary treatment of unrealized gains and losses measured at fair value through OCI in accordance with Article 468 CRR which was discontinued in the fourth quarter of 2025, deferred tax assets that rely on future profitability, negative amounts resulting from the calculation of expected loss amounts, net defined benefit pension fund assets, reciprocal cross holdings in the capital of financial sector entities and, significant and non-significant investments in the capital (CET 1,
AT1, Tier 2) of financial sector entities above certain thresholds. All items which are not deducted (i.e., amounts below the threshold) are subject to risk-weighting.
Additional Tier 1 capital consists of AT1 capital instruments and related share premium accounts as well as noncontrolling interests qualifying for inclusion in consolidated AT1 capital. To qualify as AT1 capital under CRR/CRD, instruments must have principal loss absorption through a conversion to common shares or a write-down mechanism allocating losses at a trigger point and must also meet further requirements such as perpetual with no incentive to redeem and institution must have full dividend/coupon discretion at all times.
Tier 2 capital comprises eligible capital instruments, the related share premium accounts and subordinated long-term debt, certain loan loss provisions and noncontrolling interests that qualify for inclusion in consolidated Tier 2 capital. To qualify as Tier 2 capital, capital instruments or subordinated debt must have an original maturity of at least five years.
Moreover, eligible capital instruments may inter alia not contain an incentive to redeem, a right of investors to accelerate repayment, or a credit sensitive dividend feature.
Capital instruments
The Management Board was authorized by the 2024 Annual General Meeting to buy, on or before April 30, 2029, shares of up to 10% of the share capital at the time this resolution was taken or, if lower, of the share capital at the respective time the authorization was exercised. As at the 2024 Annual General Meeting, this corresponded to a volume of up to
199.5 million shares. Thereof, a volume of up to 5% of the total share capital or 99.7 million shares can be purchased by using derivatives, including derivatives with a volume of up to 2% of the total share capital with a maturity exceeding
18 months. During the period from the 2024 Annual General Meeting until the 2025 Annual General Meeting, 34.6 million shares were purchased for equity compensation purposes in the same period or upcoming periods. Thereof, 21.3 million shares were purchased by exercising call options. In addition, 22.7 million new call options were purchased for equity compensation purposes in upcoming periods. Furthermore, 27.9 million shares were purchased for cancellation with the purpose of distributing capital to shareholders in the same period. Thereof, 20.9 million shares were acquired as part of the share buyback program of € 675 million in 2024 and were cancelled at the beginning of the year 2025; and
7.0 million shares were acquired as part of the share buyback program of € 750 million in 2025. The number of shares held in Treasury amounted to 12.9 million as of the 2025 Annual General Meeting. Thereof, 7.0 million shares relate to shares bought back for cancellation as part of the € 750 million share buyback program in 2025. The remaining volume of
5.9 million shares relates to shares to be used for equity compensation purposes in upcoming periods.
The Annual General Meeting on May 22, 2025 granted the Management Board the approval to buy, on or before April 30,
2030, shares of up to 10% of the share capital at the time of this resolution was taken or, if lower, of the share capital at the respective time the authorization was exercised. As at the 2025 Annual General Meeting, this corresponded to
194.8 million shares. Thereof, a volume of up to 5% of the total share capital or 97.4 million shares can be purchased by using derivatives, including derivatives with a volume of up to 2% of the total share capital with a maturity exceeding
18 months. These authorizations replaced the authorizations of the previous year. During the period from the 2025
Annual General Meeting until December 31, 2025, 4.6 million shares were purchased for equity compensation purposes in upcoming periods and 30.6 million shares were purchased for cancellation with the purpose of distributing capital to shareholders. Thereof, 22.3 million shares were purchased as part of the € 750 million share buyback program and
8.4 million shares were acquired as part of the € 250 million share buyback program. In December 2025, a total number of 37.7 million shares were cancelled. The number of shares held in Treasury amounted to 7.7 million shares as of
December 31, 2025. The shares will be used for equity compensation purposes in upcoming periods.
Since the 2017 Annual General Meeting, renewed at the 2021 Annual General Meeting and valid until the 2025 Annual
General Meeting, authorized capital available to the Management Board was € 2,560 million (1,000 million shares). At the
2025 Annual General Meeting this authorized capital was replaced by a new authorized capital of € 2,493 million
(973.8 million shares). As of December 31, 2025 this authorization has not been utilized and authorized capital remains at
€ 2,493 million.
Since the 2022 Annual General Meeting and until the 2025 Annual General Meeting, the Management Board was
authorized to issue participatory notes and other hybrid debt securities that fulfill the regulatory requirements to qualify as Additional Tier 1 capital with an equivalent value of € 9 billion. In this period Deutsche Bank issued € 5.75 billion new
AT1 notes, thereof € 1.5 billion in March 2025. Since the 2025 Annual General Meeting the Management Board is
authorized to issue participatory notes and other hybrid debt securities that fulfill the regulatory requirements to qualify as Additional Tier 1 capital with an equivalent value of € 12 billion on or before April 30, 2030. Under this authorization as of December 31, 2025 Deutsche Bank issued € 1.0 billion new AT1 notes.
Based on the current CRR, the amount recognized as regulatory AT1 capital amounted to € 11.5 billion. The corresponding nominal amount of outstanding AT1 instruments was € 11.7 billion as of December 31, 2025. In 2025, AT1 instruments with a nominal value of € 2.4 billion were called. The bank issued new AT1 notes with a nominal amount of
€ 2.5 billion in 2025.
As of December 31, 2025, the amount recognized as regulatory Tier 2 amounted capital to € 7.1 billion. The corresponding nominal amount of outstanding Tier 2 instruments was € 8.3 billion as of December 31, 2025. In 2025,
Tier 2 instruments with a nominal value of € 2.8 billion matured and € 0.1 billion became ineligible. There were no new issuances of Tier 2 instruments in 2025.
Prudential requirements and additional buffers
Failure to meet minimum capital requirements can result in supervisory measures such as restrictions of profit distributions or limitations on certain businesses such as lending. Deutsche Bank complied with the minimum regulatory capital adequacy requirements in 2025.
Details on regulatory capital
Own Funds Template (incl. RWA and capital ratios)

in € m.	Dec 31, 2025	Dec 31, 2024
Common Equity Tier 1 (CET 1) capital: instruments and reserves
Capital instruments, related share premium accounts and other reserves	42,983	44,130
Retained earnings	21,149	19,978
Accumulated other comprehensive income (loss), net of tax	(4,159)	(1,229)
Independently reviewed interim profits net of any foreseeable charge or dividend[1]	3,347	801
Other	917	1,020
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	64,237	64,700
Common Equity Tier 1 (CET 1) capital: regulatory adjustments
Additional value adjustments (negative amount)	(1,667)	(1,680)
Other prudential filters (other than additional value adjustments)	296	95
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)	(5,045)	(5,277)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (negative amount)	(2,533)	(3,463)
Negative amounts resulting from the calculation of expected loss amounts	(2,579)	(3,037)
Defined benefit pension fund assets (net of related tax liabilities) (negative amount)	(1,135)	(1,173)
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount)	—	—
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10%/15% thresholds and net of eligible short positions) (negative amount)	—	—
Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10%/15% thresholds) (negative amount)	—	—
Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 468 CRR	—	1,012
Other regulatory adjustments[2]	(2,309)	(1,721)
Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital	(14,971)	(15,244)
Common Equity Tier 1 (CET 1) capital	49,266	49,457
Additional Tier 1 (AT1) capital: instruments
Capital instruments and the related share premium accounts	11,648	11,508
Amount of qualifying items referred to in Art. 484 (4) CRR and the related share premium accounts subject to phase out from AT1		—
Additional Tier 1 (AT1) capital before regulatory adjustments	11,648	11,508
Additional Tier 1 (AT1) capital: regulatory adjustments
Direct, indirect and synthetic holdings by an institution of own AT1 instruments (negative amount)	(130)	(130)
Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR
Other regulatory adjustments	—	—
Total regulatory adjustments to Additional Tier 1 (AT1) capital	(130)	(130)
Additional Tier 1 (AT1) capital	11,518	11,378
Tier 1 capital (T1 = CET 1 + AT1)	60,784	60,835

Tier 2 (T2) capital	7,050	7,676
Total capital (TC = T1 + T2)	67,834	68,511
Total risk-weighted assets	347,133	357,427
Capital ratios
Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets)	14.2	13.8
Tier 1 capital ratio (as a percentage of risk-weighted assets)	17.5	17.0
Total capital ratio (as a percentage of risk-weighted assets)	19.5	19.2
[1]Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4); current year profits of € 6.9 billion reduced by deductions for future shareholder distribution of € 3.1 billion and AT1 coupons of € 0.5 billion
2Includes capital deductions of € 1.4 billion (December 31, 2024: € 1.4 billion) based on ECB guidance on irrevocable payment commitments related to the Single
Resolution Fund and the Deposit Guarantee Scheme, € 0.7 billion (December 31, 2024: € 0.3 billion) based on ECB's supervisory recommendation for a prudential provisioning of non-performing exposures
Reconciliation of shareholders’ equity to Own Funds

	CRR/CRD
in € m.	Dec 31, 2025	Dec 31, 2024
Total shareholders’ equity per accounting balance sheet (IASB IFRS)	69,015	68,709
Difference between equity per IASB IFRS/EU IFRS³	(2,082)	(2,433)
Total shareholders’ equity per accounting balance sheet (EU IFRS)	66,933	66,276
Deconsolidation/Consolidation of entities	(24)	(24)
Of which:
Additional paid-in capital	—	—
Retained earnings	(16)	(24)
Accumulated other comprehensive income (loss), net of tax	(9)	—
Total shareholders' equity per regulatory balance sheet	66,909	66,252
Minority Interests (amount allowed in consolidated CET 1)	917	1,020
AT1 coupon and shareholder distribution deduction[1]	(3,585)	(2,565)
Capital instruments not eligible under CET 1 as per CRR 28(1)	(4)	(7)
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	64,237	64,700
Prudential filters	(1,371)	(1,585)
Of which:
Additional value adjustments	(1,667)	(1,680)
Any increase in equity that results from securitized assets	—	—
Fair value reserves related to gains or losses on cash flow hedges and gains or losses on liabilities designated at fair value resulting from changes in own credit standing	296	95
Regulatory adjustments	(13,600)	(13,659)
Of which:
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)	(5,045)	(5,277)
Deferred tax assets that rely on future profitability	(2,533)	(3,463)
Negative amounts resulting from the calculation of expected loss amounts	(2,579)	(3,037)
Defined benefit pension fund assets (net of related tax liabilities) (negative amount)	(1,135)	(1,173)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities	—	—
Securitization positions not included in risk-weighted assets	—	—
Collective Investment Undertakings (CIU) not included in risk-weighted assets	(214)	—
Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 468 CRR	—	1,012
Others[2]	(2,094)	(1,721)
Common Equity Tier 1 capital	49,266	49,457
[1]Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4); current year deductions include deductions for distribution to shareholders of € 3.1 billion and AT1 coupons of € 0.5 billion
[2] Includes capital deductions of € 1.4 billion (December 31, 2024: € 1.4 billion) based on ECB guidance on irrevocable payment commitments related to the Single
Resolution Fund and the Deposit Guarantee Scheme, € 0.7 billion (December 31, 2024: € 0.3 billion) based on ECB’s supervisory recommendation for a prudential provisioning of non-performing exposures
[3]Differences in “equity per balance sheet” result entirely from deviations in profit (loss) after taxes due to the application of EU carve-out rules as set forth in Note 01
"Material Accounting Policies and Critical Accounting Estimates". These rules were initially applied in the first quarter 2020.
Capital management
Deutsche Bank’s Treasury function manages solvency, capital adequacy, leverage, and bail-in capacity ratios at Group level and locally in each region, as applicable. Treasury implements Deutsche Bank’s capital strategy, which itself is developed by the Group Risk Committee and approved by the Management Board. Treasury, directly or through the
Group Asset and Liability Committee (ALCO), manages, among other things, issuance and repurchase of shares and capital instruments, hedging of capital ratios against foreign exchange swings, the design of shareholders’ equity allocation, and regional capital planning. The Group ALCO discusses and endorses divisional capacities for key financial resources for approval to the Group Risk Committee where then quarterly resource limits are approved, The bank is fully committed to maintaining Deutsche Bank’s sound capitalization both from an economic and regulatory perspective considering both book equity based on IFRS accounting standards, regulatory and economic capital as well as specific capital requirements from rating agencies. The bank continuously monitors and adjusts Deutsche Bank’s overall capital demand and supply to always achieve an appropriate balance.
Treasury manages the issuance and repurchase of capital instruments, namely Common Equity Tier 1, Additional Tier 1 and Tier 2 capital instruments as well as TLAC/MREL eligible debt instruments. Treasury constantly monitors the market for liability management trades. Such trades represent a countercyclical opportunity to create Common Equity Tier 1 capital by buying back Deutsche Bank’s issuances below par.
Treasury manages the sensitivity of Deutsche Bank’s CET 1 ratio and capital towards swings in foreign currency exchange rates against the euro. For this purpose, Treasury develops and executes suitable hedging strategies within the constraints of a Management Board approved Risk Appetite. Capital invested into Deutsche Bank’s foreign subsidiaries and branches is either not hedged, partially hedged or fully hedged. Thereby, Treasury aims to balance effects from foreign exchange rate movements on capital, capital deduction items and risk weighted assets in foreign currency. In addition, Treasury also accounts for associated hedge cost and implications on market risk weighted assets.
Resource limit setting
Usage of key financial resources is influenced through the following governance processes and incentives.
Target resource capacities are reviewed in Deutsche Bank’s annual strategic plan in line with Deutsche Bank’s CET 1 and
Leverage Ratio ambitions. As a part of Deutsche Bank’s quarterly process, the Group Asset and Liability Committee approves divisional resource limits for total capital demand (defined as the sum of RWA and certain RWA equivalents of
Capital Deduction Items and certain RWA equivalents of Capital Buffer Requirements items) and leverage exposure that are based on the strategic plan but adjusted for market conditions and the short-term outlook. Limits are enforced through a close monitoring process and an excess charging mechanism.
Overall regulatory capital requirements are principally driven by either Deutsche Bank’s CET 1 ratio (solvency) or leverage ratio (leverage) requirements, whichever is the more binding constraint. For the internal capital allocation, the combined contribution of each segment to the Group’s Common Equity Tier 1 ratio, the Group’s Leverage ratio and the
Group’s Capital Loss under Stress are weighted to reflect their relative importance and level of constraint to the Group.
Contributions to the Common Equity Tier 1 ratio and the Leverage ratio are measured through RWA and Leverage Ratio
Exposure (LRE). The Group’s Capital Loss under Stress is a measure of the Group’s overall economic risk exposure under a defined stress scenario. Goodwill, other intangible assets, and business-related regulatory capital deduction items included in total capital demand are directly allocated to the respective segments, supporting the calculation of the allocated tangible shareholders equity and the respective rate of return.
Most of Deutsche Bank’s subsidiaries and several of Deutsche Bank’s branches are subject to legal and regulatory capital requirements. In developing, implementing, and testing Deutsche Bank’s capital and liquidity position, the bank fully takes such legal and regulatory requirements into account. Any material capital requests of Deutsche Bank’s branches and subsidiaries across the globe are presented to and approved by the Group Investment Committee prior to execution.
Further, Treasury is a member of Deutsche Bank’s Pensions Committee and represented in relevant Investment
Committees overseeing the management of the assets of the largest Deutsche Bank pension funds in Germany. These investment committees set the investment strategy for these funds in line with the bank’s investment objective to protect the capital base and distribution capacity of the bank.